Organization and principal activities - Basis of Presentation for the Reorganization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share based compensation	¥ 36,496	¥ 31,018	¥ 25,665
Others	12,191	71,245	115,229
Total	48,687	102,263	140,894
Deemed contribution from the parent company related to the allocated expenses			74,367
Allocated cost and expenses will be settled with Jimu Parent			40,862
Cash contributions			80,690
Cost of revenues
Share based compensation	214	27	27
Others	366	2,693	3,825
Total	580	2,720	3,852
Sales and marketing expenses
Share based compensation	3,147	2,470	1,986
Others	1,769	15,745	33,458
Total	4,916	18,215	35,444
General and administrative expenses
Share based compensation	28,945	25,263	21,524
Others	4,747	20,270	39,099
Total	33,692	45,533	60,623
Research and development expenses
Share based compensation	4,190	3,258	2,128
Others	5,309	32,537	38,847
Total	¥ 9,499	¥ 35,795	¥ 40,975